Financial assets and liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Nov. 19, 2021
Borrowings
Borrowing arrangements	$ 81,919	$ 81,919
Less: transaction costs	(10,479)	(9,833)
Amortization of carrying amount, net of payments made	47,540	42,259
Principal amount of loans	118,980	114,345
Non-current
Current	17,505	13,862
Non-current	101,475	100,483
Total borrowings	118,980	114,345
Borrowings - NovaQuest
Non-current
Current	3,721	1,869
Non-current	68,673	64,562
Borrowings - Oaktree
Borrowings
Principal amount of loans			$ 60,000
Non-current
Current	13,784	11,993
Non-current	$ 32,802	$ 35,921
Total borrowings			$ 60,000